John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 97.7%		$582,150,356
(Cost $461,430,588)
Financials 94.9%		565,201,934
Banks 45.1%
1st Source Corp.	89,414	4,398,275
American Business Bank (A)	116,134	4,702,266
Atlantic Union Bankshares Corp.	190,788	7,381,588
Bank of America Corp.	433,615	15,384,660
Bank of Marin Bancorp	159,627	4,863,835
BayCom Corp.	156,020	3,137,562
Business First Bancshares, Inc.	139,827	2,900,012
California BanCorp (A)	115,306	2,936,844
Cambridge Bancorp	81,639	6,531,120
Central Valley Community Bancorp	106,709	2,657,054
Citizens Community Bancorp, Inc.	80,785	1,002,542
Citizens Financial Group, Inc.	402,018	17,415,420
Coastal Financial Corp. (A)	128,548	5,870,787
Enterprise Bancorp, Inc.	22,329	793,573
Evans Bancorp, Inc.	69,113	2,732,728
Fifth Third Bancorp	290,217	10,531,975
First Interstate BancSystem, Inc., Class A	210,758	7,561,997
First Merchants Corp.	172,921	7,373,351
German American Bancorp, Inc.	55,398	2,133,931
HBT Financial, Inc.	182,702	3,831,261
Independent Bank Corp. (Massachusetts)	81,664	6,507,804
JPMorgan Chase & Co.	99,549	13,932,878
Landmark Bancorp, Inc.	54,189	1,209,498
Live Oak Bancshares, Inc.	99,612	3,409,719
M&T Bank Corp.	75,429	11,766,924
Mid Penn Bancorp, Inc.	55,918	1,759,739
Nicolet Bankshares, Inc. (A)	87,520	6,379,333
Pinnacle Financial Partners, Inc.	97,419	7,669,798
Popular, Inc.	126,801	8,703,621
Premier Financial Corp.	181,009	4,528,845
Regions Financial Corp.	723,465	17,030,366
Shore Bancshares, Inc.	37,385	653,490
Southern First Bancshares, Inc. (A)	52,180	2,196,256
Stock Yards Bancorp, Inc.	141,256	8,469,710
Sumitomo Mitsui Financial Group, Inc.	257,700	11,199,916
The First Bancshares, Inc.	78,506	2,406,209
TriCo Bancshares	193,437	9,778,240
U.S. Bancorp	153,295	7,634,091
Webster Financial Corp.	122,959	6,473,791
Wells Fargo & Company	405,623	19,011,550
Zions Bancorp NA	72,867	3,873,610
Capital markets 16.4%
AllianceBernstein Holding LP	210,793	7,991,163
Ameriprise Financial, Inc.	48,268	16,899,592
Brookfield Asset Management, Ltd., Class A (A)	53,345	1,741,714
Brookfield Corp.	213,382	7,937,810
Morgan Stanley	163,024	15,867,126
Nasdaq, Inc.	51,881	3,122,717
Onex Corp.	142,231	7,351,265
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Raymond James Financial, Inc.	118,650	$13,380,161
S&P Global, Inc.	29,406	11,025,486
Stifel Financial Corp.	28,287	1,906,827
The Goldman Sachs Group, Inc.	25,091	9,178,539
Tradeweb Markets, Inc., Class A	20,060	1,495,272
Consumer finance 1.4%
American Express Company	47,464	8,302,878
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	18,559	5,781,500
Corebridge Financial, Inc.	504,538	10,978,747
Insurance 28.7%
American International Group, Inc.	281,523	17,797,884
Arch Capital Group, Ltd. (A)	156,392	10,063,825
Arthur J. Gallagher & Company	83,036	16,251,806
Chubb, Ltd.	84,398	19,199,698
James River Group Holdings, Ltd.	207,929	4,711,671
Markel Corp. (A)	13,060	18,401,279
MetLife, Inc.	230,876	16,858,566
Reinsurance Group of America, Inc.	84,163	12,773,419
RenaissanceRe Holdings, Ltd.	51,317	10,042,224
Skyward Specialty Insurance Group, Inc. (A)	216,288	4,003,491
The Allstate Corp.	75,857	9,745,349
The Hartford Financial Services Group, Inc.	121,224	9,408,195
The Travelers Companies, Inc.	33,292	6,362,767
Unum Group	358,348	15,061,366
Thrifts and mortgage finance 0.5%
ESSA Bancorp, Inc.	73,966	1,516,303
Timberland Bancorp, Inc.	39,253	1,307,125
Real estate 2.8%		16,948,422
Equity real estate investment trusts 2.8%
Prologis, Inc.	74,630	9,648,166
Rexford Industrial Realty, Inc.	115,019	7,300,256

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.1%				$6,173,563
(Cost $5,713,965)
Financials 1.1%				6,173,563
Banks 0.5%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	2,102,000	2,175,570
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	518,000	562,548
Insurance 0.6%

Lincoln National Corp. (9.250% to 12-1-27, then 5 Year CMT + 5.318%) (C)	9.250	12-01-27	3,109,000	3,435,445

Convertible bonds 0.5%				$2,918,355
(Cost $2,728,175)
Financials 0.5%				2,918,355
Mortgage real estate investment trusts 0.5%
Redwood Trust, Inc. (B)	7.750	06-15-27	3,076,000	2,918,355

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Yield (%)	Shares	Value
Short-term investments 0.8%			$4,802,532
(Cost $4,802,101)
Short-term funds 0.8%			4,802,532
John Hancock Collateral Trust (D)	4.3787(E)	480,359	4,802,532

Total investments (Cost $474,674,829) 100.1%	$596,044,806
Other assets and liabilities, net (0.1%)	(311,554)
Total net assets 100.0%	$595,733,252

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	85.9%
Bermuda	4.2%
Switzerland	3.2%
Canada	2.8%
Japan	1.9%
Puerto Rico	1.5%
Other countries	0.5%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$268,736,169	$257,536,253	$11,199,916	—
Capital markets	97,897,672	97,897,672	—	—
Consumer finance	8,302,878	8,302,878	—	—
Diversified financial services	16,760,247	16,760,247	—	—
Insurance	170,681,540	170,681,540	—	—
Thrifts and mortgage finance	2,823,428	2,823,428	—	—
Real estate
Equity real estate investment trusts	16,948,422	16,948,422	—	—
Corporate bonds	6,173,563	—	6,173,563	—
Convertible bonds	2,918,355	—	2,918,355	—
Short-term investments	4,802,532	4,802,532	—	—
Total investments in securities	$596,044,806	$575,752,972	$20,291,834	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	480,359	$9,842,353	$58,009,646	$(63,056,231)	$6,563	$201	$87,025	—	$4,802,532
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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